Segments and Geographic Information	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Segments and Geographic Information

Note 8.  Segments and Geographic Information

We consider our Michaels — U.S., Michaels — Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine all operating segments into one reporting segment.

Our sales and assets by country are as follows:

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

Our chief operating decision makers evaluate historical operating performance, plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization, and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that more closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel are based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

Note 13. Segments and Geographic Information

We consider our Michaels—U.S., Michaels—Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine those operating segments into one reporting segment.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1.

Our sales and assets by country are as follows:

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

We present assets based on their physical, geographic location. Certain assets located in the U.S. are also used to support our Canadian operations, but we do not allocate these assets to Canada.

Our Consolidated Net sales by major product categories are as follows:

	Fiscal Year
	2011	2010	2009
General and children’s crafts	$1,908	$1,791	$1,682
Home decor and seasonal	837	805	796
Framing	804	794	756
Scrapbooking	661	641	654
	$4,210	$4,031	$3,888

Our chief operating decision makers evaluate historical operating performance and plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that most closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel is based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530